UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		May 12, 2003

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       23,947,458

Form 13F Information Table Value Total:	      179,817,003








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Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

Adolor Corporation        CS      00724X102  3,347,628 337,803           X                            M&S             X
Ambac Financial           CS      023139108  4,359,876  86,300           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  4,468,958  85,123           X                            M&S             X
Atlas Air		        CS	    049164106  1,220,649 329,905           X         		            M&S             X
Banknorth Group           CS      06646R107  3,056,911 140,161           X                            M&S             X
Black Hills Corporation   CS      092113109  4,316,590 157,024           X                            M&S             X
Bradley Pharms Inc.       CS      104576103    596,162  43,900           X                            M&S             X
Cracker Barrel Group	  CS	    1248V106   3,110,360 113,310           X                            M&S             X
CYTYC Corporation         CS      232946103  5,359,296 410,674           X                            M&S             X
Century Telephone         CS      156700106  4,702,654 170,386           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    341,740   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    934,007  32,669           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  4,411,568 160,479           X                            M&S             X
Compass BancShares        CS      20449H109  5,127,623 163,979           X                            M&S             X
Constellation Brands Inc. CS      21036P108  5,421,782 238,845           X                            M&S             X
Corus Entertainment       CS      220874101  1,120,815  82,717           X                            M&S             X
Cost Plus Inc.            CS      221485105  5,550,125 210,871           X                            M&S             X
Digital River Inc.        CS      25388B104    240,260  17,550           X                            M&S             X
DoubleClick               CS      258609304  4,629,964 595,877           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    320,841   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  4,063,439 182,217           X                            M&S             X
General Electric          CS      369604103    306,000  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    492,456  21,300           X                            M&S             X
Health Management Assoc.  CS      421933102  5,588,698 294,142           X                            M&S             X
Health Net Inc.           CS      42222G108  6,388,875 238,658           X                            M&S             X
Heartland Express Inc.    CS      422347104  4,739,967 247,131           X                            M&S             X
Insight Communications    CS      45768V108  7,524,389 629,656           X                            M&S             X
Integral Systems          CS      45810H107    591,798  27,915           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  5,717,939 136,109           X                            M&S             X
Jefferson-Pilot           CS      475070108  4,609,442 119,788           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  6,980,000 717,369           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  6,485,196 211,313           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    226,798  28,600           X                            M&S             X
MGIC Investment           CS      552848103  1,545,392  39,353           X                            M&S             X
NiSource Industries       CS      65473P105  5,791,568 318,218           X                            M&S             X
Nuveen Ins Tax            CS     67065710512,500,00012,500,000           X                            M&S             X
PMI Group, Inc.           CS      69344M101  4,943,925 193,500           X                            M&S             X
Pfizer Inc                CS      717081103    278,570   8,940           X                            M&S             X
Province Healthcare       CS	    743977100  2,462,822 278,285           X                            M&S             X
Ross Stores               CS      778296103  4,763,691 131,918           X                            M&S             X
SJW Corporation           CS      784305104    221,850   2,900           X                            M&S             X
Sharper Image Corp.       CS      820013100    419,933  23,265           X                            M&S             X
Shuffle Master Inc.       CS      825549108  6,916,629 343,240           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  4,471,412 252,337           X                            M&S             X
Solectron Corporation     CS      834182107  2,168,689 718,109           X                            M&S             X
Southwest Water Company   CS      845331107    384,363  30,749           X                            M&S             X
Sterling Bancorp NY       CS      859158107    252,215  10,236           X                            M&S             X
Symantec                  CS      871503108  3,054,786  77,968           X                            M&S             X
Tractor Supply Company    CS      892356106  3,387,192 102,580           X                            M&S             X
Tribune Co.               CS      896047107    360,080   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    182,985  33,270           X                            M&S             X
WellPoint Health Networks CS      94973H108  6,456,978  84,130           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    633,247  22,142           X                            M&S             X
Non-Discretionary Bal     MF                2,750,0002,750,000           X                            M&S             X
MuniVest Fund             MF      626295109    357,112  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    381,410  50,787           X                            M&S             X
COLUMN TOTAL                               179,817,003 23,947,458
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